Operating Assets and Liabilities - Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Assets and Liabilities
Professional advisors	$ 339	$ 294
Other	255	220
Total	$ 594	$ 514